Share Capital	12 Months Ended
Dec. 31, 2019
Share capital [abstract]
Share capital
27	Share capital

	Ordinary A shares listed in PRC RMB’000	Foreign invested H shares listed overseas RMB’000	Total RMB’000
As at 1 January 2018	7,319,177	3,495,000	10,814,177
Exercise of employee share options—proceeds received (Note 29)	9,637	-	9,637

As at 31 December 2018	7,328,814	3,495,000	10,823,814

As at 1 January 2019 and 31 December 2019	7,328,814	3,495,000	10,823,814